TAXATION (Details 3) In Thousands, unless otherwise specified	12 Months Ended				16 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2012 PRC USD ($)
Taxation
Losses carried forward							$ 21,500
Expiration of tax losses carried forward
2014							671
2015							103
2016							5,624
2017							8,644
2018							6,458
Increase (decrease) in valuation allowance							1,575	(2,695)
Unrecognized tax benefits
Beginning balance	0					0
Additions based on tax position of the current year	1,688
Ending balance	1,688				1,688	0
Effective tax rate	0
Interest and penalties		0	0	0
PRC Value Added Tax (VAT)
Output VAT rate (as a percent)	17.00%	17.00%
Input VAT rate (as a percent)	17.00%	17.00%
VAT rate (as a percent)					6.00%
VAT withhold rate (as a percent)					6.00%
PRC Business Tax (BT)
Service income BT rate (as a percent)	5.00%	5.00%